STOCK BASED COMPENSATION - 2019 Employee Stock Purchase Plan (Details) - 2019 ESPP - shares	1 Months Ended	12 Months Ended
	May 31, 2019	Dec. 31, 2019
Stock-based compensation
Shares issued under ESPP		0
Maximum
Stock-based compensation
Shares authorized (in shares)	180,000
Increase in number of shares reserved and available for issuance (as a percent)	1.00%
Increase in number of shares reserved and available for issuance (in shares)	360,000